STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

8.     STOCK-BASED COMPENSATION

  (a)
  Employee Stock Option Plan ("ESOP")

    The Company's ESOP provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Under this plan, options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of shares subject to option for any one person may not exceed 5% of the Company's common shares issued and outstanding at the date of grant.

    Up to May 31, 2001, the number of common shares reserved for issuance under the ESOP was 6,000,000 and options granted under the ESOP had a maximum term of ten years. On April 24, 2001, the Compensation Committee of the Board of Directors adopted a policy pursuant to which options granted after that date have a maximum term of five years. In 2001, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP by 2,000,000 to 8,000,000. In 2004, 2006, 2008, 2010 and 2011, the shareholders approved a further 2,000,000, 3,000,000, 6,000,000, 1,300,000 and 3,000,000 common shares for issuance under the ESOP, respectively.

    Of the 2,630,785 options granted under the ESOP in 2011, 657,696 options vested immediately and expire in 2016. The remaining options expire in 2016 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,926,080 options granted under the ESOP in 2010, 731,520 options vested immediately and expire in 2015. The remaining options expire in 2015 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,276,000 options granted under the ESOP in 2009, 569,000 options vested immediately and expire in 2014. The remaining options expire in 2014 and vest in equal installments, on each anniversary date of the grant, over a three-year period.

    Upon the exercise of options under the ESOP, the Company issues new common shares to settle the obligation.

    The following summary sets out the activity with respect to Agnico-Eagle's outstanding stock options:

	2011			2010			2009
	Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	6,762,704	C$	56.94	5,707,940	C$	53.85	4,752,440	C$	44.57
Granted	2,630,785		76.12	2,926,080		57.55	2,276,000		62.65
Exercised	(308,688)		43.62	(1,627,766)		47.02	(1,238,000)		34.28
Forfeited	(125,750)		67.47	(243,550)		58.03	(82,500)		55.99

Outstanding, end of year	8,959,051	C$	62.88	6,762,704	C$	56.94	5,707,940	C$	53.85

Options exercisable at end of year	5,178,172			2,972,857			2,445,615

    The following table sets out the activity with respect to Agnico-Eagle's nonvested stock options:

	2011
	Number of Options	Weighted Average Grant Date Fair Value
Nonvested, beginning of year	3,789,847	C$	18.71
Granted	2,630,785	C$	17.05
Vested	(2,537,253)	C$	18.40
Forfeited (unvested)	(102,500)	C$	17.77

Nonvested, end of year	3,780,879	C$	17.79

    Cash received for options exercised in 2011 was $13.6 million (2010 — $74.7 million; 2009 — $36.6 million).

    The total intrinsic value of options exercised in 2011 was C$8.0 million (2010 — C$46.5 million; 2009 — C$43.8 million).

    The weighted average grant date fair value of options granted in 2011 was C$17.05 (2010 — C$16.31; 2009 — C$24.52). The total fair value of options vested during 2011 was $46.7 million (2010 — $36.7 million; 2009 — $27.4 million). The following table summarizes information about Agnico-Eagle's stock options outstanding and exercised at December 31, 2011:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price		Number Excercisable	Weighted Average Exercise Price
C$23.02 — C$36.23	16,000	1.84 years	C$	33.26	16,000	C$	33.26
C$39.18 — C$59.71	4,361,866	2.00 years		54.94	3,070,576		54.17
C$60.72 — C$83.08	4,581,185	3.16 years		70.55	2,091,596		67.22

C$23.02 — C$83.08	8,959,051	2.59 years	C$	62.88	5,178,172	C$	59.38

    The weighted average remaining contractual term of options exercisable at December 31, 2011 was 2.6 years.

    The Company has reserved for issuance 8,959,051 common shares in the event that these options are exercised.

    The number of shares available for the granting of options as at December 31, 2011, 2010 and 2009 was 3,262,135, 2,771,420 and 4,155,750, respectively.

    Subsequent to the year ended December 31, 2011 and on January 3, 2012, 3,072,000 options were granted under the ESOP, of which 768,000 options vested immediately and expire in the year 2017. The remaining options expire in 2017 and vest in equal installments on each anniversary date of the grant, over a three-year period.

    Agnico-Eagle estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2011	2010	2009
Risk-free interest rate	1.95%	1.86%	1.27%
Expected life of options (in years)	2.5	2.5	2.5
Expected volatility of Agnico-Eagle's share price	34.70%	43.80%	64.00%
Expected dividend yield	0.89%	0.42%	0.42%

    The Company uses historical volatility in estimating the expected volatility of Agnico-Eagle's share price. The expected term of options granted is derived from historical data on employee exercise and post-vesting employment termination experience.

    The aggregate intrinsic value of options outstanding at December 31, 2011 was C$(231.4) million. The aggregate intrinsic value of options exercisable at December 31, 2011 was C$(115.6) million.

    The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss) for the current year was $42.2 million (2010 — $37.8 million; 2009 — $27.7 million). The total compensation cost related to non-vested options not yet recognized is $32.8 million as of December 31, 2011 and the weighted average period over which it is expected to be recognized is 1.7 years. Of the total compensation cost for the ESOP, $1.4 million was capitalized as part of property, plant and mine development in 2011 (2010 — $1.3 million; 2009 — $8.7 million).

  (b)
  Incentive Share Purchase Plan

    On June 26, 1997, the shareholders approved an incentive share purchase plan (the "Purchase Plan") to encourage directors, officers and employees ("Participants") to purchase Agnico-Eagle's common shares at market value. In 2009, the Purchase Plan was amended to remove non-executive directors as eligible Participants in the plan.

    Under the Purchase Plan, Participants may contribute up to 10% of their basic annual salaries, and the Company contributes an amount equal to 50% of each Participant's contribution. All shares subscribed for under the Purchase Plan are newly issued by the Company. The total compensation cost recognized in 2011 related to the Purchase Plan was $6.4 million (2010 — $5.0 million; 2009 — $3.8 million).

    In 2011, 360,833 common shares were subscribed for under the Purchase Plan (2010 — 229,583; 2009 — 196,649) for a value of $19.2 million (2010 — $15.0 million; 2009 — $11.3 million). In May 2008, shareholders approved an increase in the maximum number of shares reserved for issuance under the Purchase Plan to 5,000,000 from 2,500,000. As at December 31, 2011, Agnico-Eagle has reserved for issuance 2,150,088 common shares (2010 — 2,510,921; 2009 — 2,740,504) under the Purchase Plan.

  (c)
  Restricted Share Unit Plan

    In 2009, the Company implemented the RSU plan for certain employees. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period of two years.

    The Company funded the plan by transferring $3.7 million (2010 — $4.0 million; 2009 — $3.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. Compensation cost for RSUs incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical ESOP forfeiture rates. For 2009 through 2011, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are amortized back into basic EPS over the vesting period. All of the shares held by the Trust were excluded from the diluted EPS calculations as they were anti-dilutive for 2011 due to the net loss position. The shares held by the trust were included in previous period diluted EPS calculations.

    Compensation cost related to the RSU plan was $3.3 million in 2011 (2010 — $3.0 million), with nil (2010 — $0.1 million) being capitalized to the "Property, plant and mine development" line item in the consolidated balance sheets. The $3.3 million (2010 — $2.9 million) of compensation expense is included as components of the Production, General and administrative, and Exploration and corporate development line items of the consolidated statements of income (loss), consistent with the classification of other elements of compensation expense for those employees who held RSUs.